Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	$ 53,635	$ 46,108
Gross unrealized gains on FVOCI securities	341	115
Gross unrealized losses on FVOCI securities	(8)	(27)
Financial assets measured at fair value through other comprehensive income	53,968	46,196
Equity Securities [member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	576	533
Gross unrealized gains on FVOCI securities	58	100
Gross unrealized losses on FVOCI securities	(49)	(31)
Financial assets measured at fair value through other comprehensive income	585	602
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	54,211	46,641
Gross unrealized gains on FVOCI securities	399	215
Gross unrealized losses on FVOCI securities	(57)	(58)
Financial assets measured at fair value through other comprehensive income	54,553	46,798
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	11,379	10,842
Gross unrealized gains on FVOCI securities	32	12
Gross unrealized losses on FVOCI securities	(2)	(3)
Financial assets measured at fair value through other comprehensive income	11,409	10,851
Unrealized gain losses on FVOCI securities [member] | Other canadian governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	15,187	12,252
Gross unrealized gains on FVOCI securities	128	22
Gross unrealized losses on FVOCI securities		(3)
Financial assets measured at fair value through other comprehensive income	15,315	12,271
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	12,533	9,353
Gross unrealized gains on FVOCI securities	63	25
Gross unrealized losses on FVOCI securities		(7)
Financial assets measured at fair value through other comprehensive income	12,596	9,371
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	5,825	5,318
Gross unrealized gains on FVOCI securities	38	25
Gross unrealized losses on FVOCI securities	(2)	(7)
Financial assets measured at fair value through other comprehensive income	5,861	5,336
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	2,320	2,688
Gross unrealized gains on FVOCI securities	49	15
Gross unrealized losses on FVOCI securities	(1)	(4)
Financial assets measured at fair value through other comprehensive income	2,368	2,699
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	197	47
Gross unrealized losses on FVOCI securities	(2)
Financial assets measured at fair value through other comprehensive income	195	47
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [Member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	6,194	5,608
Gross unrealized gains on FVOCI securities	31	16
Gross unrealized losses on FVOCI securities	(1)	(3)
Financial assets measured at fair value through other comprehensive income	6,224	5,621
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	30	40
Gross unrealized gains on FVOCI securities	15	15
Gross unrealized losses on FVOCI securities	(3)	(9)
Financial assets measured at fair value through other comprehensive income	42	46
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Cost/ Amortized cost on FVOCI securities, Total	546	493
Gross unrealized gains on FVOCI securities	43	85
Gross unrealized losses on FVOCI securities	(46)	(22)
Financial assets measured at fair value through other comprehensive income	$ 543	$ 556